Schedule of Digital Asset (Parenthetical) (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Issuance of new preferred shares	5,000.000	5,000.000
Issuance of new ordinary shares	35,554,667	19,554,567
Digital Asset [Member]
Property, Plant and Equipment [Line Items]
Issuance of new preferred shares	5,000,000
Issuance of new ordinary shares	16,000,000